BUSINESS SEGMENT AND DISAGGREGATION OF REVENUE	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
BUSINESS SEGMENT AND DISAGGREGATION OF REVENUE

NOTE – 3 BUSINESS SEGMENT AND DISAGGREGATION OF REVENUE

The Company has disaggregated its revenue from contracts with customers into categories based on the nature of the revenue in the following table:

	Six Months ended June 30,
	2025	2024
	$’000	$’000

Sale of products, at a single point in time
INNEOVA Automotive Division	12,394	12,373
INNEOVA Industrial Division	15,446	15,499
INNEOVA Engineering Division	2,730	-

	30,570	27,892
Other (shipping charges)	201	28

	30,771	27,900

The following tables present the Company’s revenue disaggregated by business segment and geography, based on management’s assessment of available data:

	Six Months ended June 30,
	2025	2024
	$’000	$’000

Revenue from external customers
INNEOVA Automotive Division	12,394	12,373
INNEOVA Industrial Division	15,446	15,499
INNEOVA Engineering Division	2,730	-
Other (shipping charges)	201	28

	30,771	27,900

Cost of revenue
INNEOVA Automotive Division	9,770	9,787
INNEOVA Industrial Division	12,926	12,316
INNEOVA Engineering Division	2,149	-

	24,845	22,103

Gross profit
INNEOVA Automotive Division	2,624	2,586
INNEOVA Industrial Division	2,520	3,183
INNEOVA Engineering Division	581	-
Others (shipping charges)	201	28

	5,926	5,797

Operating expenses
INNEOVA Automotive Division	2,089	2,306
INNEOVA Industrial Division	2,016	1,692
INNEOVA Engineering Division	535	-
INNEOVA Corporate Division	184	-

	4,824	3,998

Segment results
INNEOVA Automotive Division	535	280
INNEOVA Industrial Division	504	1,491
INNEOVA Engineering Division	46	-
INNEOVA Corporate Division	(184)	-
Other (shipping charges)	201	28

	1,102	1,799

Segment assets
INNEOVA Automotive Division	14,513	15,289
INNEOVA Industrial Division	25,293	24,321
INNEOVA Engineering Division	12,778	-

	52,584	39,610

In accordance with ASC 280, Segment Reporting (“ASC 280”), we have two reportable business segments. Sales are based on the countries in which the customer is located. Summarized financial information concerning our geographic segments is shown in the following tables:

	Six Months ended June 30,
	2025	2024
	$’000	$’000

Asia Pacific	25,540	21,511
Middle East, Europe and Africa	2,480	3,556
Americas	2,751	2,833

	30,771	27,900